Debt - Revolving Credit Facilities and Other Credit Facilities - Narrative (Details) - USD ($)		5 Months Ended	7 Months Ended	12 Months Ended
	Apr. 11, 2020	May 31, 2020	Dec. 31, 2020	Dec. 31, 2021
Line of Credit Facility [Line Items]
Minimum principal balance of intercompany loans securing the debt				$ 10,000,000
Minimum
Line of Credit Facility [Line Items]
Maximum aggregate dividends and repurchases in each calendar year, per debt agreement terms				300,000,000
Maximum
Line of Credit Facility [Line Items]
Maximum aggregate dividends and repurchases in each calendar year, per debt agreement terms				400,000,000
Amended Senior Facilities Agreement | Loans
Line of Credit Facility [Line Items]
Short-term borrowings				$ 21,000,000
Effective interest rate (as a percent)				3.25%
Amended Senior Facilities Agreement | Revolving Credit Facility
Line of Credit Facility [Line Items]
Commitment fees (as a percent)				0.928%
Utilization fees (as a percent)				0.15%
Minimum principal balance of intercompany loans securing the debt				$ 10,000,000
Unused available liquidity				$ 1,700,000,000
Line of credit facility, interest rate (as a percent)			3.25%
Amended Senior Facilities Agreement | Revolving Credit Facility | Minimum
Line of Credit Facility [Line Items]
Utilization fees (as a percent)				0.15%
Amended Senior Facilities Agreement | Revolving Credit Facility | Maximum
Line of Credit Facility [Line Items]
Utilization fees (as a percent)				0.60%
Revolving Credit Facility Agreement | Revolving Credit Facility
Line of Credit Facility [Line Items]
Line of credit facility, interest rate (as a percent)		2.75%
Loans Under The RCF Agreement | Loans
Line of Credit Facility [Line Items]
Line of credit facility, interest rate (as a percent)	2.475%
Letters of Credit Outstanding | Credit Facility
Line of Credit Facility [Line Items]
Short-term borrowings			$ 0	$ 30,000,000
Effective interest rate (as a percent)				1.63%